Schedule of Property Plant and Equipment (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Property, Plant and Equipment [Line Items]
Total	$ 4,487,502	$ 3,274,224	$ 928,163
Less: accumulated depreciation	(623,122)	(524,884)	(429,116)
Property, Plant and Equipment, net	3,864,380	2,749,340	499,047
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	820,149	820,149	739,447
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Total	442,323	166,079	164,244
Land [Member]
Property, Plant and Equipment [Line Items]
Total	2,554,767	1,922,376
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total	472,654	365,620	$ 24,742
Building [Member]
Property, Plant and Equipment [Line Items]
Total	$ 197,609